Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 14, 2023	Dec. 31, 2022
Revenues
Gain (loss) on derivative instruments, net	$ 340,808	$ (83,478)	$ 346,009	$ (2,080,725)	$ 763,043	$ 51,957	$ (4,793,790)
Other revenue	50,738	130,230	147,978	260,818	317,721	520,451	255,952
Total revenues	2,975,661	5,060,795	7,284,959	8,343,894	15,044,149	24,238,482	35,403,940
Expenses
Production taxes, transportation and processing	226,062	408,985	590,842	837,265	1,171,861	2,117,800	3,484,477
Lease operating	1,453,367	2,094,181	1,981,362	4,393,699	4,905,164	8,692,752	8,418,739
Depletion, depreciation and amortization	352,127	522,542	441,611	998,616	858,992	1,497,749	1,613,402
Accretion of asset retirement obligations	11,062	40,526	267,568	73,531	608,634	848,040	1,575,296
General and administrative	3,553,117	2,323,662	857,963	4,633,486	2,129,379	3,700,267	2,953,202
Acquisition costs	9,999,860
Total expenses	15,595,595	5,389,896	4,139,346	10,936,597	9,674,030	16,856,608	18,045,116
Operating income (loss)	(12,619,934)	(329,101)	3,145,613	(2,592,703)	5,370,119	7,381,874	17,358,824
Other Income (expenses)
Net loss on asset sales and impairment						(816,011)
Change in fair value of warrant liability	187,704	277,167		(346,888)
Change in fair value of forward purchase agreement liability		23,717		(325,472)
Gain on extinguishment of liabilities	3,268,581	1,720,000		1,720,000
Amortization of financing costs	(1,191,553)	(662,076)		(1,475,257)
Interest expense	(1,043,312)	(2,030,317)	(559,846)	(3,890,899)	(874,938)	(1,834,208)	(1,076,060)
Interest income	6,736	14,257	88,822	29,362	174,251	313,401
Insurance policy recovery							2,000,000
Other Income (expense)	2,937	783	2,171	1,506	(83,801)	(74,193)	13,238
Total other income (expenses)	1,231,093	(656,469)	(468,853)	(4,287,648)	(784,488)	(2,411,011)	937,178
Income (loss) before income taxes	(11,388,841)	(985,570)	2,676,760	(6,880,351)	4,585,631	4,970,863	18,296,002
Income tax provision	2,387,639	347,775		1,549,054
Net income (loss)	(9,001,202)	(637,795)	2,676,760	(5,331,297)	4,585,631	4,970,863	18,296,002
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to EON Resources Inc.	$ (9,001,202)	$ (637,795)	$ 2,676,760	$ (5,331,297)	$ 4,585,631	$ 4,970,863	$ 18,296,002
Weighted average share outstanding, common stock - basic (in Shares)	5,235,131	5,427,537		5,331,334
Weighted average share outstanding, common stock - Diluted (in Shares)	5,235,131	5,427,537		5,331,334
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (1.72)	$ (0.12)		$ (1)
Net income (loss) per share of common stock –Diluted (in Dollars per share)	$ (1.72)	$ (0.12)		$ (1)
Crude Oil
Revenues
Revenues	$ 2,513,197	$ 4,885,959	$ 6,586,495	$ 9,857,109	$ 13,500,743	$ 22,856,521	$ 37,982,367
Natural Gas and Natural Gas Liquids
Revenues
Revenues	$ 70,918	$ 128,084	$ 204,477	$ 306,692	$ 462,642	$ 809,553	$ 1,959,411